Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	—	Rs.	2,522.6	Rs.	2,522.6	Rs.	—	Rs.	2,349.0	Rs.	2,349.0	US$	27.5
Balances in interest-bearing deposits		—		4,006.3		4,006.3		—		462.6		462.6		5.4
Accrued expenses and other liabilities		—		—		—		—		110.8		110.8		1.3

Total	Rs.	—	Rs.	6,528.9	Rs.	6,528.9	Rs.	—	Rs.	2,922.4	Rs.	2,922.4	US$	34.2

Balances receivable from related parties are as follows:

	As of March 31,
	2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	34,504.5	Rs.	34,504.5	Rs.	—	Rs.	28.2	Rs.	28.2	US$	0.3
Other assets		—		1,878.6		1,878.6		—		1,713.7		1,713.7		20.1
Investments available for sale securities		—		28,364.6		28,364.6		—		28,498.1		28,498.1		333.6

Total	Rs.	—	Rs.	64,747.7	Rs.	64,747.7	Rs.	—	Rs.	30,240.0	Rs.	30,240.0	US$	354.0

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2023						2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	5,888.2	Rs.	26,766.6	Rs.	32,654.8	Rs.	1,670.2	Rs.	8,205.3	Rs.	9,875.5	Rs.	—	Rs.	6,996.6	Rs.	6,996.6	US$	81.90
Interest and Dividend revenue		—		0.1		0.1		—		3,242.9		3,242.9		—		732.0		732.0		8.6
Interest expense-Deposits		(95.3)		(606.1)		(701.4)		(30.6)		(115.4)		(146.0)		—		(29.0)		(29.0)		(0.3)
Non-interest expense-Administrative and other		(8,631.1)		(5,524.8)		(14,155.9)		(2,424.6)		(4,140.1)		(6,564.7)		—		(2,179.8)		(2,179.8)		(25.5)
Non-interest expense-Premises and equipment		(15.6)		—		(15.6)		(0.5)		(1.2)		(1.7)		—		(1.2)		(1.2)		—
Interest Expenses-Others		—		—		—		—		(514.7)		(514.7)		—		(856.4)		(856.4)		(10.0)
Non-interest revenue-Others		—		—		—		—		78.0		78.0		—		—		—		—